Organization and Principal Activities - Financial Performance and Cash flows of the Vies and subsidiaries of Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues	¥ 784,616	$ 123,123	¥ 1,552,645	¥ 3,587,695
Cost of revenues	257,656	40,432	475,378	1,241,932
Net income (loss)	(351,126)	(55,101)	416,732	(313,977)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(29,755)	(4,669)	(68,761)	5,506
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues	320,942	50,363	659,626	586,404
Cost of revenues	205,955	32,319	194,103	335,912
Net income (loss)	(8,489)	(1,332)	(8,825)	(88,559)
Net cash provided by (used in) operating activities	209,357	32,853	(36,196)	62,401
Net cash (used in) provided by investing activities	(255,027)	(40,019)	21,168	(69,386)
Net cash provided by financing activities	91,093	14,294
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ (35,987)	$ (5,647)	¥ (53)	¥ 121